Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Entity Registrant Name	DRIL-QUIP, INC.
Entity Central Index Key	0001042893
Document Type	8-K/A
Document Period End Date	Aug. 01, 2024
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K filed by Dril-Quip, Inc. (the “Company”) with the Securities and Exchange Commission on July 8, 2024 (the “Original Form 8-K”). The sole purpose of this Amendment is to correct the last sentence of the first paragraph of Item 4.02 in the Original Form 8-K. This Amendment does not amend, modify, or supplement the Original Form 8-K in any other respect.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	2050 West Sam Houston Parkway S
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	939-7711
Entity Incorporation, State or Country Code	DE
Title of each class	Common Stock, $.01 par value per share
Trading Symbol	DRQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false